Trade receivables, Net (Schedule of Trade Receivables Days Past Due) (Details) - Trade receivables [member] - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial Assets	₪ 153,871	₪ 147,744
Not past due [member]
Disclosure of financial assets [line items]
Financial Assets	150,532	145,976
Less than 30 [member]
Disclosure of financial assets [line items]
Financial Assets	3,122	1,540
31-60 [member]
Disclosure of financial assets [line items]
Financial Assets	117	120
61-90 [member]
Disclosure of financial assets [line items]
Financial Assets	62	78
Greater than 90 [member]
Disclosure of financial assets [line items]
Financial Assets	₪ 38	₪ 30